Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Assets arising from insurance contracts	€ 104	€ 149	€ 174
Banco Santander, S.A.
Disclosure of types of insurance contracts [line items]
Assets arising from insurance contracts	€ 104	€ 149	€ 174